Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments-risk management
Schedule of capital structure balance

The following table summarizes the Group’s capital structure balances:

Amounts in US$‘000	2025	2024
Total Equity	245,797	203,291
Net Debt (a)	455,411	389,583
Working capital (b)	82,454	61,438
(a)	Calculated as total debt, including ‘current and non-current borrowings’ as shown in the Consolidated Statement of Financial Position, less cash and cash equivalents. As of December 31, 2024, total debt also included the US$ 152,000,000 prepayment received from Vitol (see Note 29.1), which was substantially repaid with funds collected from the issuance of Notes due 2030 in January 2025.
(b)	Calculated as ‘current assets’ less ‘current liabilities’.